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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 1999
                                                 ------------------------------

Check here if Amendment [X]; Amendment Number:                 1
                                                 ------------------------------

      This Amendment (Check only one.): [X] is a restatement.
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Frank Russell Company
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Address:      909 A Street
              Tacoma, WA 98402
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Form 13F File Number:               28-01190
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mary Beth Rhoden
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Title:        Assistant Secretary and Staff Counsel
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Phone:        (253) 573-4846
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/s/ Mary Beth Rhoden               Tacoma, WA                  December 12, 2003
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[Signature]                      [City, State]                      [Date]



Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                                                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          29
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Form 13F Information Table Entry Total:      Not Applicable for this Amendment
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Form 13F Information Table Value Total:  $   Not Applicable for this Amendment
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THIS AMENDMENT IS FILED TO RESTATE FILE NUMBERS FOR CERTAIN OTHER INCLUDED
MANAGERS.

NUMBER REFERENCES TO OTHER INCLUDED MANAGERS APPEARING IN THE INFORMATION TABLE AND NOT INCLUDED IN THE FOLLOWING LIST ARE ATTRIBUTABLE TO THE FILER, FRANK RUSSELL COMPANY.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number                         Name
-------------    ------------------------    --------------------------------------------
            1            28-02321            Alliance Capital Management L.P.
            2            28-03702            Credit Suisse Asset Management
            3            28-02405            Cohen & Steers Capital Management
            5            28-01488            Delphi Management, Inc.
            7            28-03706            Equinox Capital Management, LLC
           10            28-00620            Franklin Portfolio Associates, LLC
           11            28-06418            Genesis Asset Managers Limited
           12            28-03059            Jacobs Levy Equity Management, Inc.
           13            28-00255            INVESCO Capital Management, Inc.
           14            28-00694            J.P. Morgan Investment. Management, Inc.
           15            28-03877            Fiduciary Trust Company International, Inc.
           16            28-00977            Lincoln Capital Management Company
           17            28-04249            Montgomery Asset Management, L.P.
           18            28-07376            Oechsle International Advisors, L.P.
           19            28-02701            Pacific Investment Management Company (PIMCO)
           21            28-01054            Fidelity Management Trust Company
           22            28-04303            Standish, Ayer, & Wood, Inc.
           23            28-03426            Suffolk Capital Management, Inc.
           24            28-00985            Trinity Investment Management Corporation
           25            28-04557            Wellington Management Company, LLP
           26            28-04323            Sirach Capital Management, Inc.
           27            28-04886            GlobeFlex Capital, L.P.
           28            28-03946            Barclays Global Advisors, N.A.
           29            28-06538            AEW Capital Management, L.P.
           30            28-04372            Westpeak Investment Advisors, L.P.
           32            28-00620            The Boston Company Asset Management, Inc.
           33            28-00979            Sanford C. Bernstein & Co., Inc.
           34            28-00541            Peachtree Asset Management
           36            28-01096            Frank Russell Trust Company
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